Fees Summary	May 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,757,280.00
Previously Paid Amount	0.00
Total Fee Amount	16,538.48
Total Offset Amount	0.00
Net Fee	$ 16,538.48